TRANSITION PERIOD COMPARATIVE DATA - Consolidated Balance Sheets Parentheticals (Details) - $ / shares	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
TRANSITION PERIOD COMPARATIVE DATA
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001